Properties And Equipment (Schedule Of Properties And Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total properties and equipment	$ 373,068	$ 332,592
Less accumulated depreciation	(230,034)	(211,290)
Net properties and equipment	143,034	121,302
Land [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	7,108	7,098
Buildings and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	85,570	79,814
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	47,243	33,895
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	99,234	89,346
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	47,840	45,079
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	74,191	71,781
Projects Under Development [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	$ 11,882	$ 5,579